Pension Plans And Postretirement Benefits (Components Of Defined Benefit Pension Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 11,233,000	$ 11,944,000	$ 12,433,000
Actuarial loss	2,659,000	1,929,000	2,290,000
Fair value of plan assets at beginning of period	145,124,000
Fair value of plan assets at December 31	188,876,000	145,124,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of period	207,889,000	235,846,000
Interest cost	11,233,000	12,295,000
Actuarial loss	39,028,000	19,313,000
Settlement payment		(50,200,000)
Benefits paid	(6,201,000)	(9,365,000)
Projected benefit obligation at December 31	251,949,000	207,889,000
Fair value of plan assets at beginning of period	145,124,000	167,652,000
Actual return on plan assets	7,166,000	6,898,000
Employer contributions	43,823,000	32,511,000
Administrative expenses	(1,036,000)	(2,372,000)
Fair value of plan assets at December 31	188,876,000	145,124,000
Funded Status at end of year	$ (63,073,000)	$ (62,765,000)